                                                                  June 22, 1999

Dear Shareholder:

  It is a pleasure to provide you with the Semi-Annual Report for Spirit of America Investment Fund, Inc. ("Spirit") dated April 30, 1999.

  Spirit continues to diversify its portfolio and is now fully invested in 76 separate REIT's. In terms of its diversification, Spirit is approximately 20% invested in Apartment REIT's, 14% invested in shopping center REIT's, and 10% invested in each of the categories of Industrial, Diversified, Office, Healthcare and Regional Mall REIT's.

  During the first half of 1999, REIT's in our portfolio registered a signifi-cant net asset value increase of approximately 10% to 15%. In our opinion this suggests that investors are beginning to recognize that REIT's have previously been undervalued, and are investing more funds in this stock market sector. Spirit is still attempting to achieve increases in net asset value, while con-tinuing to maintain a high dividend distribution.

  Some of the factors Spirit management regards as important in evaluating its portfolio investments are: a predictable high dividend return, coverage of the dividend, price-earnings multiple, and projected future growth of the individ-ual REIT and its market sector.

  We believe that REIT prices will continue to appreciate, and that specific REIT categories are still significantly undervalued. It is our aim to attempt to take advantage of our research and market evaluations to provide our in-vestors with excellent total returns.

                                          Sincerely,

                                          /s/ David Lerner
                                          David Lerner
                                          President

Spirit of America Investment Fund, Inc.
Schedule of Investments (unaudited)                               April 30, 1999
--------------------------------------------------------------------------------

                                                             Shares Market Value
COMMON STOCKS -- 96.44%                                      ------ ------------

Apartments (REITS) -- 19.21%
Amli Residential Properties Trust...........................  8,300 $   181,044
Avalonbay Communities, Inc. ................................  5,304     185,640
Camden Property Trust.......................................  8,500     229,500
Cornerstone Realty Income Trust, Inc. ...................... 15,000     149,062
Equity Residential Properties Trust.........................  4,300     198,875
Gables Residential Trust....................................  8,000     190,500
Home Properties of New York, Inc. ..........................  3,300      85,387
Mid-America Apartment Communities, Inc. .................... 10,500     250,031
Post Properties, Inc. ......................................  3,000     118,875
Smith (Charles E.) Residential Realty, Inc. ................  3,000      97,500
Summit Properties, Inc. .................................... 10,000     182,500
United Dominion Realty Trust, Inc. ......................... 19,000     206,625
Walden Residential Properties, Inc. ........................  9,000     172,125
                                                                    -----------
                                                                      2,247,664
                                                                    -----------

Diversified (REITS) -- 10.02%
BRE Properties, Inc., Cl A..................................  6,300     156,712
Colonial Properties Trust...................................  8,000     219,000
Crescent Real Estate Equities Co. .......................... 12,300     275,212
Duke Realty Investments, Inc. ..............................  4,000      94,000
Essex Property Trust, Inc. .................................  4,000     126,250
Glenborough Realty Trust, Inc. .............................  9,000     154,688
Liberty Property Trust......................................  6,000     144,750
Vornado Operating Co., Inc.*................................    250       1,750
                                                                    -----------
                                                                      1,172,362
                                                                    -----------

Healthcare (REITS) -- 7.11%
Health Care Property Investors, Inc. .......................  5,000     153,750
Healthcare Realty Trust, Inc. ..............................  3,000      65,438
HRPT Properties Trust....................................... 21,000     307,125
LTC Healthcare, Inc.*.......................................    400         750
LTC Properties, Inc. .......................................  6,000      80,625
Meditrust Companies -- Paired Stock.........................  3,000      37,313
National Health Investors, Inc. ............................  5,000     125,625
Nationwide Health Properties, Inc. .........................  3,000      60,938
                                                                    -----------
                                                                        831,564
                                                                    -----------

Industrial (REITS) -- 10.84%
Bedford Property Investors, Inc. ........................... 13,000     223,437
Brandywine Realty Trust..................................... 16,000     302,000
First Industrial Realty Trust, Inc. ........................ 11,000     295,625
ProLogis Trust..............................................  4,600      96,600

                See accompanying notes to financial statements.

Spirit of America Investment Fund, Inc.
Schedule of Investments (unaudited)                               April 30, 1999
--------------------------------------------------------------------------------

                                                             Shares Market Value
COMMON STOCKS -- continued                                   ------ ------------

Industrial (REITS) -- continued
Reckson Associates Realty Corp. ............................  6,000 $   135,000
Reckson Services Industries, Inc.*..........................    640       7,840
Spieker Properties, Inc. ...................................  5,300     208,025
                                                                    -----------
                                                                      1,268,527
                                                                    -----------

Net Lease (REITS) -- 7.94%
Catellus Development Corp.*.................................  2,000      30,750
Commercial Net Lease Realty................................. 18,000     226,125
Franchise Finance Corp. of America..........................  4,000      92,750
Lexington Corporate Properties Trust........................ 17,000     194,438
TriNet Corporate Realty Trust, Inc. ........................ 14,000     384,125
                                                                    -----------
                                                                        928,188
                                                                    -----------

Office Space (REITS) -- 10.62%
Boston Properties, Inc. ....................................  4,300     156,144
CarrAmerica Realty Corp. ...................................  6,000     148,500
Corporate Office Properties Trust, Inc. .................... 13,000      95,063
Equity Office Properties Trust..............................  6,300     173,644
Highwoods Properties, Inc. .................................  7,300     187,975
Kilroy Realty Corp. ........................................  5,000     117,813
Mack-Cali Realty Corp. .....................................  8,600     266,062
Prentiss Properties Trust...................................  4,500      97,313
                                                                    -----------
                                                                      1,242,514
                                                                    -----------

Regional Malls (REITS) -- 11.98%
Bradley Real Estate, Inc. ..................................  6,000     119,625
CBL & Associates Properties, Inc. ..........................  4,000      98,250
Crown American Realty Trust ................................  6,000      43,500
General Growth Properties...................................  3,000     110,437
Glimcher Realty Trust....................................... 24,000     406,500
Macerich Co. (The)..........................................  4,000     102,250
Mills Corp. ................................................ 10,000     195,625
Simon Property Group, Inc. .................................  6,000     172,125
Taubman Centers, Inc. ......................................  2,000      27,125
Westfield America, Inc. ....................................  8,000     126,500
                                                                    -----------
                                                                      1,401,937
                                                                    -----------

Shopping Centers (REITS) -- 14.29%
Burnham Pacific Properties, Inc. ........................... 11,000     126,500
Developers Diversified Realty Corp. ........................ 10,000     158,125
Excel Legacy Corp.*.........................................  3,300      15,056
Federal Realty Investment Trust.............................  4,300     102,662

                See accompanying notes to financial statements.

Spirit of America Investment Fund, Inc.
Schedule of Investments (unaudited)                               April 30, 1999
--------------------------------------------------------------------------------

                                                             Shares Market Value
COMMON STOCKS -- continued                                   ------ ------------

Shopping Centers (REITS) -- continued
First Washington Realty Trust, Inc. ........................  8,000 $   171,500
IRT Property Co. ........................................... 12,000     113,250
Kimco Realty Corp. .........................................  2,000      78,500
New Plan Excel Realty Trust.................................  7,160     132,908
Pan Pacific Retail Properties, Inc. ........................  7,000     126,000
Realty Income Corp. ........................................  6,000     140,250
Saul Centers, Inc. ......................................... 15,000     244,687
Urban Shopping Centers, Inc. ...............................  3,000      96,000
Weingarten Realty Investors.................................  4,000     165,750
                                                                    -----------
                                                                      1,671,188
                                                                    -----------

Storage (REITS) -- 4.43%
JDN Realty Corp. ...........................................  6,000     132,750
Shurgard Storage Centers, Inc., Cl A........................  4,000     107,750
Sovran Self Storage, Inc. ..................................  4,000      97,750
Storage USA, Inc. ..........................................  5,600     179,900
                                                                    -----------
                                                                        518,150
                                                                    -----------
Total Common Stocks
(Cost $12,061,111)..........................................         11,282,094
                                                                    -----------

Total Investments -- 96.44%
(Cost $12,061,111**)........................................         11,282,094

Other Assets in Excess of Liabilities -- 3.56%..............            416,662
                                                                    -----------
NET ASSETS -- 100.00%.......................................        $11,698,756
                                                                    ===========

 * Non-income producing security
** Cost for Federal income tax purposes is $12,061,111, and net unrealized de-preciation consists of:

         Gross unrealized appreciation................. $ 114,920
         Gross unrealized depreciation.................  (893,937)
                                                        ---------
          Net unrealized depreciation.................. $(779,017)
                                                        =========

                See accompanying notes to financial statements.

Spirit of America Investment Fund, Inc.
Statement of Assets and Liabilities (unaudited)                   April 30, 1999
--------------------------------------------------------------------------------

ASSETS
 Investments in securities at market value (identified cost
  $12,061,111) (Note 1)........................................... $11,282,094
 Cash.............................................................     448,834
 Receivables:
  Dividends and interest..........................................      64,095
  Capital stock sold..............................................     773,530
 Deferred organization costs (Note 1).............................      91,722
 Other assets.....................................................      19,843
                                                                   -----------
    TOTAL ASSETS..................................................  12,680,118
                                                                   -----------
LIABILITIES
 Payables:
  Securities purchased............................................     332,175
  Capital stock redeemed..........................................     500,973
 Accrued expenses.................................................      22,164
 Accrued distribution expense (Note 3)............................       3,357
 Loan Payable, K.G.K. Agency, Inc.................................       6,411
 Due to Advisor...................................................     116,282
                                                                   -----------
    TOTAL LIABILITIES.............................................     981,362
                                                                   -----------
NET ASSETS........................................................ $11,698,756
                                                                   ===========
Class A Shares
 Net assets applicable to 1,179,055 outstanding $0.001 par value shares (500,000,000 authorized shares).......................... $10,065,655
                                                                   ===========
 Net asset value and redemption price per Class A Share
  ($10,065,655 / 1,179,055 shares)................................ $      8.54
                                                                   ===========
 Offering price per share ($8.54 / 0.9475)........................ $      9.01
                                                                   ===========
Class B Shares
 Net assets applicable to 191,558 outstanding $0.001 par value shares (500,000,000 authorized shares).......................... $ 1,633,101
                                                                   ===========
 Net asset value and offering price per Class B Share
  ($1,633,101 / 191,558 shares)................................... $      8.53
                                                                   ===========
 Redemption price per share ($8.53 X 0.9425)...................... $      8.04
                                                                   ===========
SOURCE OF NET ASSETS
 At April 30, 1999, net assets consisted of:
  Paid-in capital................................................. $12,587,437
  Distributions in excess of net investment income................     (30,598)
  Accumulated net realized loss on investments....................     (79,066)
  Net unrealized depreciation on investments......................    (779,017)
                                                                   -----------
    NET ASSETS.................................................... $11,698,756
                                                                   ===========

                See accompanying notes to financial statements.

Spirit of America Investment Fund, Inc.
Statement of Operations (unaudited)      For the Six Months Ended April 30, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
 Dividends............................................................. $388,614
 Interest..............................................................    3,086
                                                                        --------
  TOTAL INCOME.........................................................  391,700
                                                                        --------
EXPENSES
 Investment advisory fees (Note 3).....................................   48,820
 Transfer agent fees...................................................   26,150
 Administration fees...................................................   33,574
 Distribution fees -- Class A (Note 3).................................   13,423
 Distribution fees -- Class B (Note 3).................................    5,623
 Accounting fees.......................................................   17,112
 Registration fees.....................................................    6,945
 Legal fees............................................................    1,212
 Custodian fees........................................................    4,309
 Printing expenses.....................................................    3,252
 Amortization of organization costs (Note 1)...........................   12,294
 Auditing fees.........................................................    5,140
 Directors' fees.......................................................    3,681
 Insurance expenses....................................................    5,522
 Miscellaneous expenses................................................    1,199
                                                                        --------
  TOTAL EXPENSES.......................................................  188,256
   Expenses waived and reimbursed by Advisor (Note 3)..................  (85,137)
                                                                        --------
  NET EXPENSES.........................................................  103,119
                                                                        --------
  NET INVESTMENT INCOME................................................  288,581
                                                                        --------
UNREALIZED LOSS ON INVESTMENTS
 Net realized loss from security transactions..........................  (79,066)
 Net change in unrealized depreciation of investments..................  (11,623)
                                                                        --------
   Net realized and unrealized loss on investments.....................  (90,689)
                                                                        --------
   Net increase in net assets resulting from operations................ $197,892
                                                                        ========

                See accompanying notes to financial statements.

Spirit of America Investment Fund, Inc.
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                           For the Six Months
                                                 Ended         For the Period
                                             April 30, 1999         Ended
                                              (unaudited)     October 31, 1998*
                                           ------------------ -----------------
OPERATIONS
 Net investment income....................    $   288,581        $  142,811
 Net realized loss from security
  transactions............................        (79,066)              --
 Net change in unrealized depreciation of
  investments.............................        (11,623)         (767,394)
                                              -----------        ----------
  Net increase (decrease) in net assets
   resulting from operations..............        197,892          (624,583)
                                              -----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from net investment income:
   Class A................................       (318,484)          (99,452)
   Class B................................        (36,684)           (7,370)
                                              -----------        ----------
 Total distributions to shareholders......       (355,168)         (106,822)
                                              -----------        ----------
CAPITAL SHARE TRANSACTIONS (Dollar
 Activity)
 Shares sold:
   Class A................................      4,704,864         8,038,878
   Class B................................      1,088,543           726,562
 Shares issued as reinvestment of
  dividends:
   Class A................................        282,927            90,487
   Class B................................         34,344             7,281
 Shares redeemed:
   Class A................................     (2,064,792)         (262,776)
   Class B................................       (149,494)           (9,387)
                                              -----------        ----------
 Increase in net assets derived from
  capital share transactions (a)..........      3,896,392         8,591,045
                                              -----------        ----------
   Total increase in net assets...........      3,739,116         7,859,640
                                              -----------        ----------
NET ASSETS
 Beginning of period......................      7,959,640           100,000
                                              -----------        ----------
 End of period............................    $11,698,756        $7,959,640
                                              ===========        ==========
 (a) Transactions in capital stock were:
  Shares sold:
   Class A................................        412,389           850,717
   Class B................................        126,748            77,658
  Shares issued as reinvestment of
   dividends:
   Class A................................          7,477            10,944
   Class B................................          1,623               882
  Shares redeemed:
   Class A................................        (82,874)          (29,598)
   Class B................................        (14,278)           (1,075)
                                              -----------        ----------
   Increase in shares outstanding.........        451,085           909,528
                                              ===========        ==========

* Class A, period January 9, 1998 (commencement of operations) through April 30, 1998.
 Class B, period March 6, 1998 (commencement of operations) through April 30,
  1998.

                See accompanying notes to financial statements.

Spirit of America Investment Fund, Inc.
Financial Highlights
--------------------------------------------------------------------------------


The table below sets forth financial data for one share of capital stock out-standing throughout each period presented.

                                        Class A                               Class B
                          ------------------------------------ -------------------------------------
                          For the Six Months                   For the Six Months
                                Ended         For the Period         Ended          For the Period
                            April 30, 1999         Ended         April 30, 1999         Ended
                             (unaudited)     October 31, 1998*    (unaudited)     October 31, 1998**
                          ------------------ ----------------- ------------------ ------------------
Net Asset Value,
 Beginning of Period....       $  8.66            $10.00             $ 8.64             $9.62
                               -------            ------             ------             -----
 Income From Investment
  Operations:
  Net investment
   income...............          0.22              0.20               0.17              0.15
  Net unrealized losses
   on securities........         (0.04)            (1.38)             (0.02)            (1.00)
                               -------            ------             ------             -----
    Total from
     investment
     operations.........          0.18             (1.18)              0.15             (0.85)
                               -------            ------             ------             -----
 Less Distributions:
  Distributions from net
   investment income....         (0.30)            (0.16)             (0.26)            (0.13)
  Distributions from net
   capital gains........           --                --                 --                --
                               -------            ------             ------             -----
    Total
     distributions......         (0.30)            (0.16)             (0.26)            (0.13)
                               -------            ------             ------             -----
Net Asset Value, End of
 Period.................       $  8.54            $ 8.66             $ 8.53             $8.64
                               =======            ======             ======             =====

Total Return............          2.27%/1/        (11.78%)/1/          1.97%/3/         (8.84%)/3/

Ratios/Supplemental Data
 Net assets, end of
  period (in 000s)......       $10,066            $7,290             $1,633             $ 669
 Ratio of expenses to
  average net assets:
  Before expense
   reimbursement........          3.66%/2/          6.33%/2/           4.36%/2/          7.03%/2/
  After expense
   reimbursement........          1.97%/2/          1.97%/2/           2.67%/2/          2.67%/2/
 Ratio of net investment
  income (loss) to
  average net assets:
  Before expense
   reimbursement........          4.12%/2/         (0.62%)/2/          3.42%/2/         (1.32%)/2/
  After expense
   reimbursement........          5.81%/2/          3.75%/2/           5.11%/2/          3.05%/2/
 Portfolio turnover
  rate..................          7.76%             0.00%              7.76%             0.00%

 * Class A Shares commenced investment operations on January 9, 1998.
** Class B Shares commenced investment operations on March 6, 1998.
 /1/Total return calculation does not reflect sales load and is not annualized. /2/Annualized.
 /3/Total return calculation does not reflect CDSC charges and is not annualized.

                See accompanying notes to financial statements.

Spirit of America Investment Fund, Inc.
Notes to Financial Statements (unaudited)                        April 30, 1999
-------------------------------------------------------------------------------

Note 1 -- Significant Accounting Policies

Spirit of America Investment Fund, Inc. (the "Fund"), is an open-end diversi-fied mutual fund registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund was incorporated under the laws of Maryland on May 15, 1997 and commenced operations on January 9, 1998. The authorized capital stock of the Fund is one billion (1,000,000,000) shares, par value of $0.001 per share. The Fund seeks growth of capital and current income by in-vesting in the equity securities of companies in the real estate industry. The Fund currently offers two classes of shares, Class A Shares and Class B Shares. Each class of shares is sold pursuant to different sales arrangements and bears different expenses.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The poli-cies are in conformity with generally accepted accounting principles for in-vestment companies.

A. Security Valuation: The offering price and net asset value per share of Class A and the net asset value per share of Class B are calculated as of the close of regular trading on the NYSE, currently 4:00 p.m., Eastern Time. The Fund's securities are valued at the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors believes represents fair value.

B. Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Inter-est income and expenses are accrued daily.

C. Net Asset Value Per Share: The methodology and procedures for determining net asset value are identical for each Class, but due to the specific distri-bution expenses and other costs allocable to each Class, the net asset value of each Class will vary. Class A Shares are purchased at the offering price per share, while Class B shares are purchased at the net asset value per share.

D. Organization Costs: Organization costs are being amortized on a straight-line basis over five years from commencement of operation.

E. Federal Income Taxes: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. There-fore, no federal income tax provision is required.

F. Use of Estimates: In preparing financial statements in conformity with gen-erally accepted accounting principles, management makes estimates and assump-tions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G. Distributions to Shareholders: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. The Fund will distribute the return of capital it receives from the REITs in which the Fund invests. The REITs pay distributions based on cash flow, with-out regard to depreciation and amortization. As a result, a portion of the distributions paid to the Fund and subsequently distributed to shareholders is a return of capital.

Spirit of America Investment Fund, Inc.
Notes to Financial Statements (unaudited) -- continued           April 30, 1999
-------------------------------------------------------------------------------


Note 2 -- Purchases and Sales of Securities

Purchases and sales of securities, other than short-term investments, aggre-gated $4,321,731 and $773,139, respectively, for the six months ended April 30, 1999.

Note 3 -- Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. ("Spirit Management"), has been retained to act as the Fund's manager and investment adviser pursuant to an Investment Ad-visory Agreement (the "Advisory Agreement"). Spirit Management was incorpo-rated in 1997 and is a registered investment adviser under the Investment Ad-visers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays Spirit Management a fee at the annual rate of 0.97% of the Fund's average daily net assets. Spirit Management has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses so that the total operating ex-penses of Class A Shares and Class B Shares will not exceed 1.97% and 2.67%, respectively, of the average daily net assets of each Class. For the six months ending April 30, 1999, advisory fees of $48,820 were waived by Spirit Management, and Spirit Management reimbursed the Fund $36,317.

The Fund has adopted two plans of distribution ("Class A Plan" and "Class B Plan") pursuant to Rule 12b-1. Each Plan permits the Fund to pay SSH Securi-ties, Inc., the Fund's principal distributor, a monthly fee from the assets of the respective Class. Under the Class A Plan, the Fund will pay fees of up to 0.30% of the average daily net assets, and under the Class B Plan, the Fund will pay a combined annual distribution and service fee of up to 1.00% of the average daily net assets. Certain officers and directors of the Fund are "af-filiated persons" of the adviser or distributor, as that term is defined in the 1940 Act. There are no directors' fees paid to affiliated directors of the Fund. All officers serve without direct compensation from the Fund.

Investment Adviser

Spirit of America Management, Inc.
477 Jericho Turnpike
Syosset, NY 11791

Distributor

SSH Securities, Inc.
477 Jericho Turnpike
Syosset, NY 11791

Shareholder Services

First Data Investor Services Group, Inc.
3200 Horizon Drive, P. O. Box 61503
King of Prussia, PA 19406

Custodian

The Bank of New York
48 Wall Street
New York, NY 10286

Legal Counsel

91 East End Avenue
New York, NY 10028

Auditors

Tait Weller & Baker
8 Penn Center Plaza, Suite 800
Philadelphia, PA 19103

                        For Additional Information about
                    Spirit of America Investment Fund, Inc.
                     Call (800) 452-4892 or (610) 239-4600

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses and other informa-tion.




            [LOGO OF SPIRIT OF AMERICA INVESTMENT FUND APPEARS HERE]


                               Semi-Annual Report
                                 April 30, 1999